COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Cost of revenues
Cost of revenues

	For the year ended December 31,
	2019	2018	2017
Salaries, employee benefits and social security taxes	(366,594)	(293,171)	(239,013)
Shared-based compensation expense	(4,976)	(4,248)	(5,666)
Depreciation and amortization expense	(7,350)	(4,022)	(4,339)
Travel and housing	(17,115)	(6,623)	(6,631)
Office expenses	(2,583)	(2,082)	(1,692)
Professional services	(4,440)	(5,248)	(5,005)
Promotional and marketing expenses	(252)	(1,575)	(244)
Recruiting, training and other employee expenses	(1,854)	(1,382)	(415)
Taxes	—	(203)	(166)
TOTAL	(405,164)	(318,554)	(263,171)

Selling, general and administrative expense
Selling, general and administrative expenses

	For the year ended December 31,
	2019	2018	2017
Salaries, employee benefits and social security taxes	(69,056)	(47,805)	(41,956)
Share-based compensation expense	(14,912)	(8,665)	(8,798)
Rental expenses (1)	(5,260)	(17,185)	(13,739)
Office expenses	(10,733)	(11,602)	(11,800)
Professional services	(13,167)	(13,754)	(9,885)
Travel and housing	(7,259)	(6,259)	(4,460)
Taxes	(16,201)	(6,126)	(6,140)
Depreciation and amortization expense	(16,905)	(16,521)	(11,789)
Depreciation expense of right-of-use assets	(14,584)	—	—
Recruiting, training and other employee expenses	(2,299)	(1,507)	(941)
Promotional and marketing expenses	(2,102)	(3,763)	(1,305)
TOTAL	(172,478)	(133,187)	(110,813)

(1) Includes rental expenses from short–term leases and leases of low–value assets due to the impact of the adoption of IFRS 16 since January 1, 2019.